Related Party Transactions - Due to Related Party (Details) - Related party - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Due to related parties	$ 194,587	$ 209,586	$ 195,253
Employment Agreement
Related Party Transactions
Due to related parties	$ 194,587	$ 209,586	$ 195,253